Investments in joint ventures - Summarized financial information relating to joint ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Sales and other operating revenues		$ 192,549	$ 194,629	$ 213,032
Profit (loss) before interest and taxation		12,642	11,297	27,348
Finance costs		5,106	4,683	3,840
Profit (loss) before taxation		7,746	6,782	23,749
Taxation		6,451	5,553	7,869
Profit (loss) for the year	[1]	1,295	1,229	15,880
Other comprehensive income	[1]	1,932	(461)	(511)
Total comprehensive income	[1]	3,227	768	15,369
Non-current assets		176,740	179,394
Current assets		101,786	102,834
Total assets		278,526	282,228
Current liabilities		80,581	82,241
Non-current liabilities		123,945	121,669
Total liabilities		204,526	203,910
Net assets		74,000	78,318
Non-controlling interests		20,948	19,072
bp shareholders’ equity		53,052	59,246
Depreciation, depletion and amortization		17,822	16,622	15,928
Cash and cash equivalents		36,556	39,204	33,030	$ 29,195
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues		4,426	5,410	5,164
Profit (loss) before interest and taxation		1,266	1,896	2,146
Finance costs		304	512	400
Profit (loss) before taxation		962	1,384	1,746
Taxation		150	376	346
Profit (loss) for the year		812	1,008	1,400
Other comprehensive income		0	0	0
Total comprehensive income		812	1,008	1,400
Non-current assets		22,564	20,584
Current assets		4,010	3,384
Total assets		26,574	23,968
Current liabilities		5,056	3,576
Non-current liabilities		11,358	10,174
Total liabilities		16,414	13,750
Net assets		10,160	10,218
Non-controlling interests		0	0
bp shareholders’ equity		10,160	10,218
Depreciation, depletion and amortization		2,729	2,844	2,768
Interest income		0	0	0
Interest expense		303	513	$ 407
Cash and cash equivalents		596	570
Current financial liabilities		4,635	3,417
Non-current financial liabilities		$ 5,827	$ 3,426

[1]	See Note 32 for further information.